INVESTMENTS	12 Months Ended
Dec. 31, 2025
INVESTMENTS
INVESTMENTS

6.INVESTMENTS

The investments balance consists of:

	At December 31	At December 31
(in thousands)	2025	2024

Investments:
Equity instruments
Shares	$11,949	$6,280
Warrants	1,131	280
Investment in Associates	4,832	1,487
Debt Instruments	11,768	13,000
Physical Uranium	190,276	231,088
	$219,956	$252,135

Investments-by balance sheet presentation:
Current	$73,521	$6,292
Long-term	146,435	245,843
	$219,956	$252,135

The investments continuity summary is as follows:

	Equity	Investment in	Debt	Physical	Total
(in thousands)	Instruments	Associates	Instruments	Uranium	Investments

Balance-January 1, 2024	$10,517	$—	$15,565	$276,815	$302,897
Sale of investments	—	—	—	(13,598)	(13,598)
Acquisition of investments	977	1,487	—	—	2,464
Change in fair value gain to profit and (loss) (note 19)	(4,934)	—	(2,565)	(32,129)	(39,628)
Balance- December 31, 2024	$6,560	$1,487	$13,000	$231,088	$252,135

Sale of investments	—	—	—	(54,251)	(54,251)
Acquisition of investments	2,773	5,117	—	—	7,890
Change in fair value gain to profit and (loss) (note 19)	3,747	—	(1,232)	13,439	15,954
Equity pick up of associates	—	(1,772)	—	—	(1,772)
Balance-December 31, 2025	$13,080	$4,832	$11,768	$190,276	$219,956

Investment in equity instruments and debt instruments

At December 31, 2025, the Company holds equity instruments consisting of shares and warrants in publicly traded companies as well as convertible debt instruments. Non-current instruments consist of warrants in publicly traded companies exercisable for a period more than one year after the balance sheet date, investment in associates, as well as convertible debt instruments convertible and redeemable for a period more than one year after the balance sheet date.

Investment in associates

At December 31, 2025, the Company has investments in two entities, whereby significant influence can be demonstrated, and the investments are accounted for as investment in associates.

In October 2024, Denison completed a transaction with Foremost Clean Energy Ltd. (“Foremost”), which grants Foremost a multi-phase option to acquire up to 70% of Denison’s interest in 10 non-core uranium exploration properties.

The Company accounts for its investment in Foremost as an investment in an associate using the equity method, as it has determined it has significant influence over Foremost, due to Denison’s board representation rights. Denison records its equity share of earnings (loss) in Foremost one quarter in arrears (due to the information not yet being available), adjusted for any known material transactions that have occurred up to the period end date on which Denison is reporting. During 2025, the Company exercised its rights under its Investor Rights Agreement with Foremost to maintain its shareholding position, purchasing 485,000 shares of Foremost for $1,067,000. As at December 31, 2025, based on the most recent publicly available information, the Company owns 17.89% of the issued and outstanding common shares of Foremost (holding 2,462,410 Foremost common shares) and its equity pick up of Foremost amounted to a loss of $1,361,000 for the year ended December 31, 2025.

In January 2025, Denison closed a transaction with Cosa Resources Corp (“Cosa”), under which Cosa acquired a 70% interest in Denison’s Murphy Lake North, Darby, and Packrat properties (collectively the “Cosa Transaction”).

As partial consideration for the Cosa Transaction, Cosa issued 14,195,506 common shares to Denison, equivalent to 19.95% of the outstanding common shares of Cosa following completion of the Cosa Transaction.

Additionally, Cosa will be required to:

●	issue Denison a further $2,250,000 in deferred consideration shares within a five-year period beginning at the closing date of the transaction;
●	fund 100% of the next $1,500,000 in exploration expenditures on Murphy Lake North by December 31, 2027, otherwise Denison’s ownership interest in the property will increase to 51% and Denison will become the operator; and
●	fund 100% of the next $5,000,000 in exploration expenditures on Darby by September 30, 2029, otherwise Denison’s ownership interest in the property will increase to 51% and Denison will become the operator.

In 2025, the Company participated in a private placement to maintain its approximate ownership percentage interest in Cosa and acquired an additional 4,835,358 common shares and 2,417,679 share purchase warrants for total consideration of $1,232,000.

The Company accounts for its investment in Cosa as an investment in an associate using the equity method, as it has determined that it has significant influence over Cosa, due to board representation rights. Denison records its equity share of earnings (loss) in Cosa one quarter in arrears (due to the information not yet being available), adjusted for any known material transactions that have occurred up to the period end date on which Denison is reporting. As of December 31, 2025, based on the most recent publicly available information the Company owns 16.87% of the issued and outstanding common shares of Cosa (holding 16,723,172 Cosa common shares) and its equity pick up of Cosa amounted to a loss of $411,000 for the year ended December 31, 2025.

Investment in debt instruments

In 2023, the Company completed a $15,000,000 strategic investment in F3 Uranium Corp. (“F3”) in the form of unsecured convertible debentures (the “Debentures”). The Debentures carry a 9% coupon (the “Interest”), payable quarterly over a 5-year term and will be convertible at Denison’s option into common shares of F3 at a conversion price of $0.56 per share. F3 has at its sole discretion, the right to pay up to one-third of the Interest in common shares of F3 issued at a price per common share equal to the volume weighted average share price of F3’s common shares on the TSX Venture Exchange for the 20 trading days ending on the day prior to the date on which such payment of Interest is due. F3 will also have certain redemption rights on or after the third anniversary of the date of issuance of the Debentures and/or in the event of an F3 change of control. This investment is classified as financial assets measured at fair value through profit or loss.

The convertible debt instruments are classified as non - current as they are convertible and redeemable for a period more than one year after the balance sheet date. During the year ended December 31, 2025, a portion of the interest payable on the convertible debentures was settled in shares, at the option of the debtor per the unsecured convertible debenture agreement.

Investment in uranium

At December 31, 2025, the Company holds a total of 1,700,000 pounds of physical uranium as uranium oxide concentrates (“U3O8”) at a cost of $62,487,000 (US$50,539,000 or US$29.73 per pound of U3O8) and market value of $190,276,000 (US$138,615,000 or US$81.55 per pound of U3O8). At December 31, 2024, the Company held 2,200,000 pounds of U3O8 at a cost of $80,729,000 (US$65,289,000 or US$29.67 per pound of U3O8) and market value of $231,088,000 (US$160,600,000 or US$73.00 per pound of U3O8). The investments in physical uranium exclude the Company’s share of uranium production from mining operations.

During 2025, the Company completed four uranium sales, selling an aggregate of 500,000 pounds of U3O8 at an average price of US$78.63 per pound for proceeds of US$39,314,000 ($54,251,000). As at December 31, 2025, the Company has a commitment to sell 550,000 pounds of U3O8 throughout 2026 and therefore has classified a portion of the investment as a current asset.